Goodwill - Schedule of Reconciliation of Changes in Goodwill (Detail) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	$ 1,091	$ 1,093
Changes in foreign exchange rates	27	(2)
Intangible assets and goodwill	1,118	1,091
Steelmaking Coal Operations
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	702	702
Changes in foreign exchange rates	0	0
Intangible assets and goodwill	702	702
Quebrada Blanca
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	389	391
Changes in foreign exchange rates	27	(2)
Intangible assets and goodwill	$ 416	$ 389